Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short Term Investments [Line Items]
Unrealized loss gain related to investments in marketable securities	$ (280,747)	$ (35,758)	$ 640,998
Impairment charges		16,688,647	4,474,784
Short-Term Investments [Member]
Short Term Investments [Line Items]
Impairment charges